UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile I Portfolios

(Initial and L Classes)

Semi-Annual Report

June 30, 2011

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Maxim Conservative Profile I Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	40.66%
Fixed Interest Contract	22.28%
International Equity	7.15%
Large-Cap Equity	16.37%
Mid-Cap Equity	7.12%
Short-Term Bond	6.42%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11 - 6/30/11)
Actual	$1,000.00	$1,031.20	$1.22
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$1.21

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Conservative Profile I Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	32.60%
Fixed Interest Contract	21.68%
International Equity	11.22%
Large-Cap Equity	23.38%
Mid-Cap Equity	8.09%
Small-Cap Equity	3.03%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11 - 6/30/11)
Actual	$1,000.00	$1,034.50	$1.22
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$1.21

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderate Profile I Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	23.70%
Fixed Interest Contract	15.78%
International Equity	16.12%
Large-Cap Equity	28.27%
Mid-Cap Equity	10.05%
Small-Cap Equity	6.08%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning Account Value	Ending Account Value	Expenses Paid During Period*

	(1/1/11)	(6/30/11)	(1/1/11 - 6/30/11)
Actual	$1,000.00	$1,039.70	$1.22
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$1.21

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Moderately Aggressive Profile I Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
Bond	17.72%
Fixed Interest Contract	8.84%
International Equity	19.10%
Large-Cap Equity	30.22%
Mid-Cap Equity	16.05%
Small-Cap Equity	8.07%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11 - 6/30/11)
Actual	$1,000.00	$1,044.80	$1.23
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$1.21

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Maxim Aggressive Profile I Portfolio

Summary of Investments by Asset Class as of June 30, 2011

Asset Class	% of Portfolio Investments
International Equity	27.01%
Large-Cap Equity	37.03%
Mid-Cap Equity	22.95%
Small-Cap Equity	13.01%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (1/1/11)	Ending Account Value (6/30/11)	Expenses Paid During Period* (1/1/11 - 6/30/11)
Actual	$1,000.00	$1,052.50	$1.23
Hypothetical (5% return before expenses)	$1,000.00	$1,024.79	$1.21

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Period Ended June 30, 2011

Maxim Aggressive Profile I, Maxim Conservative Profile I,

Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and

Maxim Moderately Conservative Profile I Portfolios

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE I PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
590,343	Maxim American Century Growth Portfolio(a)	$6,163,180
504,589	Maxim Invesco ADR Portfolio(a)	6,529,382
525,331	Maxim Janus Large Cap Growth Portfolio(a)	6,188,405
132,856	Maxim Loomis Sayles Small Cap Value Portfolio(a)	2,893,609
554,886	Maxim MFS International Growth Portfolio(a)	6,519,911
769,048	Maxim MFS International Value Portfolio(a)	6,498,452
626,486	Maxim MidCap Value Portfolio(a)	6,603,164
693,416	Maxim Putnam Equity Income Portfolio(a)	7,239,262
175,284	Maxim Small Cap Growth Portfolio(a)	3,633,636
249,120	Maxim Small Cap Value Portfolio(a)	2,887,296
474,735	Maxim T. Rowe Price Equity Income Portfolio(a)	7,215,978
172,109	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	3,378,498
513,240	Putnam Multi-Cap Value Fund A(a)	6,631,066

TOTAL EQUITY MUTUAL FUNDS — 100.02% (Cost $57,699,272)		$72,381,839

TOTAL INVESTMENTS — 100.02% (Cost $57,699,272)		$72,381,839

OTHER ASSETS & LIABILITIES — (0.02)%		$(14,635)

TOTAL NET ASSETS — 100.00%		$72,367,204

(a)	Issuer is considered an affiliate of the Portfolio.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE I PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares			Value

EQUITY MUTUAL FUNDS
92,237		Maxim American Century Growth Portfolio(a)	$962,960
57,854		Maxim Invesco ADR Portfolio(a)	748,630
82,748		Maxim Janus Large Cap Growth Portfolio(a)	974,768
64,006		Maxim MFS International Growth Portfolio(a)	752,072
88,014		Maxim MFS International Value Portfolio(a)	743,714
85,536		Maxim MidCap Value Portfolio(a)	901,544
153,397		Maxim Putnam Equity Income Portfolio(a)	1,601,463
105,004		Maxim T. Rowe Price Equity Income Portfolio(a)	1,596,068
21,805		Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	428,023
70,028		Putnam Multi-Cap Value Fund A(a)	904,767

TOTAL EQUITY MUTUAL FUNDS — 30.65% (Cost $8,423,237)			$9,614,009

BOND MUTUAL FUNDS
306,865		Maxim Federated Bond Portfolio(a)	3,252,773
231,320		Maxim Putnam High Yield Bond Portfolio(a)	1,876,006
194,007		Maxim Short Duration Bond Portfolio(a)	2,015,735
326,133		Maxim Templeton Global Bond Portfolio(a)	3,284,154
352,038		Maxim U.S. Government Mortgage Securities Portfolio(a)	4,340,629

TOTAL BOND MUTUAL FUNDS — 47.08% (Cost $14,309,799)			$14,769,297

Interest			Value
FIXED INTEREST CONTRACT
5,770,986	(b)	Great-West Life & Annuity Contract(a)	6,991,550

TOTAL FIXED INTEREST CONTRACT — 22.29% (Cost $6,713,847)			$6,991,550

TOTAL INVESTMENTS — 100.02% (Cost $29,446,883)			$31,374,856

OTHER ASSETS & LIABILITIES — (0.02)%			$(6,497)

TOTAL NET ASSETS — 100.00%			$31,368,359

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE I PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
1,095,931	Maxim American Century Growth Portfolio(a)	$11,441,521
784,315	Maxim Invesco ADR Portfolio(a)	10,149,037
978,489	Maxim Janus Large Cap Growth Portfolio(a)	11,526,600
130,882	Maxim Loomis Sayles Small Cap Value Portfolio(a)	2,850,620
863,416	Maxim MFS International Growth Portfolio(a)	10,145,134
1,195,713	Maxim MFS International Value Portfolio(a)	10,103,773
583,102	Maxim MidCap Value Portfolio(a)	6,145,893
1,455,973	Maxim Putnam Equity Income Portfolio(a)	15,200,359
277,830	Maxim Small Cap Growth Portfolio(a)	5,759,423
245,973	Maxim Small Cap Value Portfolio(a)	2,850,822
996,730	Maxim T. Rowe Price Equity Income Portfolio(a)	15,150,302
338,431	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	6,643,402
477,763	Putnam Multi-Cap Value Fund A(a)	6,172,693

TOTAL EQUITY MUTUAL FUNDS — 60.53% (Cost $91,385,002)		$114,139,579

BOND MUTUAL FUNDS
1,224,501	Maxim Federated Bond Portfolio(a)	12,979,715
693,061	Maxim Putnam High Yield Bond Portfolio(a)	5,620,724
1,302,196	Maxim Templeton Global Bond Portfolio(a)	13,113,114
1,053,661	Maxim U.S. Government Mortgage Securities Portfolio(a)	12,991,634

TOTAL BOND MUTUAL FUNDS — 23.71% (Cost $42,349,432)		$44,705,187

Interest		Value
FIXED INTEREST CONTRACT
24,567,994(b)	Great-West Life & Annuity Contract(a)	29,764,125

TOTAL FIXED INTEREST CONTRACT — 15.78% (Cost $28,510,082)		$29,764,125

TOTAL INVESTMENTS — 100.02% (Cost $162,244,516)		$188,608,891

OTHER ASSETS & LIABILITIES — (0.02)%		$(38,265)

TOTAL NET ASSETS — 100.00%		$188,570,626

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
907,898	Maxim American Century Growth Portfolio(a)	$9,478,452
713,309	Maxim Invesco ADR Portfolio(a)	9,230,223
812,605	Maxim Janus Large Cap Growth Portfolio(a)	9,572,484
166,859	Maxim Loomis Sayles Small Cap Value Portfolio(a)	3,634,192
783,915	Maxim MFS International Growth Portfolio(a)	9,211,003
1,086,713	Maxim MFS International Value Portfolio(a)	9,182,721
868,817	Maxim MidCap Value Portfolio(a)	9,157,335
1,183,412	Maxim Putnam Equity Income Portfolio(a)	12,354,821
212,996	Maxim Small Cap Growth Portfolio(a)	4,415,416
313,297	Maxim Small Cap Value Portfolio(a)	3,631,111
809,902	Maxim T. Rowe Price Equity Income Portfolio(a)	12,310,512
247,293	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	4,854,352
712,351	Putnam Multi-Cap Value Fund A(a)	9,203,581

TOTAL EQUITY MUTUAL FUNDS — 73.45% (Cost $81,936,646)		$106,236,203

BOND MUTUAL FUNDS
668,793	Maxim Federated Bond Portfolio(a)	7,089,203
529,692	Maxim Putnam High Yield Bond Portfolio(a)	4,295,798
711,145	Maxim Templeton Global Bond Portfolio(a)	7,161,233
575,099	Maxim U.S. Government Mortgage Securities Portfolio(a)	7,090,974

TOTAL BOND MUTUAL FUNDS — 17.73% (Cost $24,387,851)		$25,637,208

Interest		Value
FIXED INTEREST CONTRACT
10,558,510(b)	Great-West Life & Annuity Contract(a)	12,791,636

TOTAL FIXED INTEREST CONTRACT — 8.84% (Cost $12,408,509)		$12,791,636

TOTAL INVESTMENTS — 100.02% (Cost $118,733,006)		$144,665,047

OTHER ASSETS & LIABILITIES — (0.02)%		$(29,381)

TOTAL NET ASSETS — 100.00%		$144,635,666

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO

Schedule of Investments

As of June 30, 2011 (Unaudited)

Shares		Value

EQUITY MUTUAL FUNDS
226,223	Maxim American Century Growth Portfolio(a)	$2,361,769
135,083	Maxim Invesco ADR Portfolio(a)	1,747,973
202,753	Maxim Janus Large Cap Growth Portfolio(a)	2,388,425
32,425	Maxim Loomis Sayles Small Cap Value Portfolio(a)	706,226
148,137	Maxim MFS International Growth Portfolio(a)	1,740,613
204,707	Maxim MFS International Value Portfolio(a)	1,729,778
141,403	Maxim MidCap Value Portfolio(a)	1,490,389
293,807	Maxim Putnam Equity Income Portfolio(a)	3,067,344
60,679	Maxim Small Cap Value Portfolio(a)	703,275
201,334	Maxim T. Rowe Price Equity Income Portfolio(a)	3,060,275
39,850	Maxim T. Rowe Price Mid Cap Growth Portfolio(a)	782,246
115,585	Putnam Multi-Cap Value Fund A(a)	1,493,353

TOTAL EQUITY MUTUAL FUNDS — 45.73% (Cost $18,452,820)		$21,271,666

BOND MUTUAL FUNDS
388,338	Maxim Federated Bond Portfolio(a)	4,116,386
284,978	Maxim Putnam High Yield Bond Portfolio(a)	2,311,175
413,870	Maxim Templeton Global Bond Portfolio(a)	4,167,665
370,812	Maxim U.S. Government Mortgage Securities Portfolio(a)	4,572,116

TOTAL BOND MUTUAL FUNDS — 32.60% (Cost $14,729,537)		$15,167,342

Interest		Value
FIXED INTEREST CONTRACT
8,328,025(b)	Great-West Life & Annuity Contract(a)	10,089,402

TOTAL FIXED INTEREST CONTRACT — 21.69% (Cost $9,707,236)		$10,089,402

TOTAL INVESTMENTS — 100.02% (Cost $42,889,593)		$46,528,410

OTHER ASSETS & LIABILITIES — (0.02)%		$(9,529)

TOTAL NET ASSETS — 100.00%		$46,518,881

(a)	Issuer is considered an affiliate of the Portfolio.
(b)	Represents the dollar value of the individual interest in the Contract at the date of acquisition.

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

	Maxim Aggressive Profile I Portfolio	Maxim Conservative Profile I Portfolio	Maxim Moderate Profile I Portfolio

ASSETS:
Investments at market value, affiliated(a)	$72,381,839	$31,374,856	$188,608,891
Subscriptions receivable	48,090	10,634	65,895
Receivable for investments sold	43,337	–	84,789

Total Assets	72,473,266	31,385,490	188,759,575

LIABILITIES:
Payable to investment adviser	14,635	6,397	38,265
Redemptions payable	91,427	7,686	150,684
Payable for investments purchased	–	3,048	–

Total Liabilities	106,062	17,131	188,949

NET ASSETS	$72,367,204	$31,368,359	$188,570,626

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$748,528	$365,401	$1,972,729
Paid-in capital in excess of par	93,996,472	35,953,958	217,981,671
Net unrealized appreciation on investments	14,682,567	1,927,973	26,364,375
(Over)distributed net investment income	(8,169)	(3,602)	(20,364)
Accumulated net realized (loss) on investments	(37,052,194)	(6,875,371)	(57,727,785)

TOTAL NET ASSETS	$72,367,204	$31,368,359	$188,570,626

CAPITAL STOCK:
Authorized	100,000,000	100,000,000	100,000,000
Issued and Outstanding	7,485,281	3,654,009	19,727,294

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.67	$8.58	$9.56

(a) Cost of investments, affiliated	$57,699,272	$29,446,883	$162,244,516

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Assets and Liabilities

As of June 30, 2011 (Unaudited)

	Maxim Moderately Aggressive Profile I Portfolio	Maxim Moderately Conservative Profile I Portfolio

ASSETS:
Investments at market value, affiliated(a)	$144,665,047	$46,528,410
Subscriptions receivable	87,290	8,284
Receivable for investments sold	57,127	–

Total Assets	144,809,464	46,536,694

LIABILITIES:
Payable to investment adviser	29,381	9,529
Redemptions payable	144,417	1,693
Payable for investments purchased	–	6,591

Total Liabilities	173,798	17,813

NET ASSETS	$144,635,666	$46,518,881

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,518,429	$524,428
Paid-in capital in excess of par	187,181,683	54,590,092
Net unrealized appreciation on investments	25,932,041	3,638,817
(Over)distributed net investment income	(14,994)	(5,070)
Accumulated net realized (loss) on investments	(69,981,493)	(12,229,386)

TOTAL NET ASSETS	$144,635,666	$46,518,881

CAPITAL STOCK:
Authorized	100,000,000	100,000,000
Issued and Outstanding	15,184,289	5,244,284

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.53	$8.87

(a) Cost of investments, affiliated	$118,733,006	$42,889,593

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

	Maxim Aggressive Profile I Portfolio	Maxim Conservative Profile I Portfolio	Maxim Moderate Profile I Portfolio

INVESTMENT INCOME:
Dividends, affiliated	$97,752	$254,203	$911,792

Total Income	97,752	254,203	911,792

EXPENSES:
Management fees	89,490	37,338	232,450

Total Expenses	89,490	37,338	232,450

NET INVESTMENT INCOME	8,262	216,865	679,342

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	2,457,091	905,218	9,139,373
Change in net unrealized appreciation (depreciation) on investments	1,053,429	(214,293)	(2,568,550)

Net realized and unrealized gain on investments	3,510,520	690,925	6,570,823

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,518,782	$907,790	$7,250,165

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Operations

For the period ended June 30, 2011 (Unaudited)

	Maxim Moderately Aggressive Profile I Portfolio	Maxim Moderately Conservative Profile I Portfolio

INVESTMENT INCOME:
Dividends, affiliated	$598,728	$292,834

Total Income	598,728	292,834

EXPENSES:
Management fees	178,459	56,917

Total Expenses	178,459	56,917

NET INVESTMENT INCOME	420,269	235,917

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, affiliated	6,467,626	1,858,652
Change in net unrealized depreciation on investments	(814,263)	(573,991)

Net realized and unrealized gain on investments	5,653,363	1,284,661

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,073,632	$1,520,578

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Aggressive Profile I Portfolio

OPERATIONS:
Net investment income	$8,262	$381,874
Net realized gain (loss) from investments, affiliated	2,457,091	(22,762,318)
Capital gain distributions received, affiliated	–	421,894
Change in net unrealized appreciation on investments	1,053,429	28,797,520

Net increase in net assets resulting from operations	3,518,782	6,838,970

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,431)	(408,497)
From net realized gains	–	(1,460,262)

Total Distributions	(16,431)	(1,868,759)

CAPITAL SHARE TRANSACTIONS:
Shares sold	8,419,647	16,547,265
Shares issued in reinvestment of distributions	16,431	1,868,759
Shares redeemed	(8,085,277)	(70,432,573)

Net increase (decrease) in net assets resulting from share transactions	350,801	(52,016,549)

Total Increase (Decrease) in Net Assets	3,853,152	(47,046,338)

NET ASSETS:
Beginning of period	68,514,052	115,560,390

End of period(a)	$72,367,204	$68,514,052

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	881,343	1,966,939
Shares issued in reinvestment of distributions	1,774	206,409
Shares redeemed	(849,666)	8,850,643

Net Increase (Decrease)	33,451	(6,677,295)

(a) Including (overdistributed) net investment income:	$(8,169)	$0

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Conservative Profile I Portfolio

OPERATIONS:
Net investment income	$216,865	$572,784
Net realized gain on investments, affiliated	905,218	4,177,858
Capital gain distributions received, affiliated	–	105,508
Change in net unrealized depreciation on investments	(214,293)	(2,541,341)

Net increase in net assets resulting from operations	907,790	2,314,809

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(220,466)	(572,784)
From net realized gains	–	(4,539,659)

Total Distributions	(220,466)	(5,112,443)

CAPITAL SHARE TRANSACTIONS:
Shares sold	5,766,212	8,486,260
Shares issued in reinvestment of distributions	220,466	5,112,443
Shares redeemed	(3,403,242)	(35,670,695)

Net increase (decrease) in net assets resulting from share transactions	2,583,436	(22,071,992)

Total Increase (Decrease) in Net Assets	3,270,760	(24,869,626)

NET ASSETS:
Beginning of period	28,097,599	52,967,225

End of period(a)	$31,368,359	$28,097,599

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	675,180	891,430
Shares issued in reinvestment of distributions	25,998	599,699
Shares redeemed	(398,747)	(3,782,333)

Net Increase (Decrease)	302,431	(2,291,204)

(a) Including (overdistributed) net investment income:	$(3,602)	$0

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Moderate Profile I Portfolio

OPERATIONS:
Net investment income	$679,342	$2,206,309
Net realized gain (loss) from investments, affiliated	9,139,373	(16,305,352)
Capital gain distributions received, affiliated	–	952,566
Change in net unrealized appreciation (depreciation) on investments	(2,568,550)	28,665,335

Net increase in net assets resulting from operations	7,250,165	15,518,858

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(700,857)	(2,205,160)
From net realized gains	–	(15,543,827)

Total Distributions	(700,857)	(17,748,987)

CAPITAL SHARE TRANSACTIONS:
Shares sold	16,237,124	33,561,880
Shares issued in reinvestment of distributions	700,857	17,748,987
Shares redeemed	(16,928,629)	(161,978,658)

Net increase (decrease) in net assets resulting from share transactions	9,352	(110,667,791)

Total Increase (Decrease) in Net Assets	6,558,660	(112,897,920)

NET ASSETS:
Beginning of period	182,011,966	294,909,886

End of period(a)	$188,570,626	$182,011,966

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,716,261	3,564,723
Shares issued in reinvestment of distributions	75,280	1,927,333
Shares redeemed	(1,789,136)	(17,917,045)

Net Increase (Decrease)	2,405	(12,424,989)

(a) Including (over)distributed net investment income and undistributed net investment income	$(20,364)	$1,149

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Moderately Aggressive Profile I Portfolio

OPERATIONS:
Net investment income	$420,269	$1,532,518
Net realized gain (loss) from investments, affiliated	6,467,626	(32,865,946)
Capital gain distributions received, affiliated	–	718,311
Change in net unrealized appreciation (depreciation) on investments	(814,263)	41,876,923

Net increase in net assets resulting from operations	6,073,632	11,261,806

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(436,722)	(1,531,060)
From net realized gains	–	(10,337,675)

Total Distributions	(436,722)	(11,868,735)

CAPITAL SHARE TRANSACTIONS:
Shares sold	15,255,810	30,229,238
Shares issued in reinvestment of distributions	436,722	11,868,735
Shares redeemed	(14,857,358)	(178,436,122)

Net increase (decrease) in net assets resulting from share transactions	835,174	(136,338,149)

Total Increase (Decrease) in Net Assets	6,472,084	(136,945,078)

NET ASSETS:
Beginning of period	138,163,582	275,108,660

End of period(a)	$144,635,666	$138,163,582

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	1,618,413	3,326,943
Shares issued in reinvestment of distributions	47,315	1,304,906
Shares redeemed	(1,580,674)	(20,605,413)

Net Increase (Decrease)	85,054	(15,973,564)

(a) Including (over)distributed net investment income and undistributed net investment income	$(14,994)	$1,458

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2011 and fiscal year ended December 31, 2010

	2011 (Unaudited)	2010
Maxim Moderately Conservative Profile I Portfolio

OPERATIONS:
Net investment income	$235,917	$661,721
Net realized gain on investments, affiliated	1,858,652	1,897,390
Capital gain distributions received, affiliated	–	190,801
Change in net unrealized appreciation (depreciation) on investments	(573,991)	608,436

Net increase in net assets resulting from operations	1,520,578	3,358,348

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(241,268)	(661,440)
From net realized gains	–	(5,733,202)

Total Distributions	(241,268)	(6,394,642)

CAPITAL SHARE TRANSACTIONS:
Shares sold	7,398,654	12,472,303
Shares issued in reinvestment of distributions	241,268	6,394,642
Shares redeemed	(6,692,327)	(42,431,772)

Net increase (decrease) in net assets resulting from share transactions	947,595	(23,564,827)

Total Increase (Decrease) in Net Assets	2,226,905	(26,601,121)

NET ASSETS:
Beginning of period	44,291,976	70,893,097

End of period(a)	$46,518,881	$44,291,976

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	840,225	1,333,362
Shares issued in reinvestment of distributions	27,732	737,368
Shares redeemed	(760,560)	(4,685,167)

Net Increase (Decrease)	107,397	(2,614,437)

(a) Including (over)distributed net investment income and undistributed net investment income	$(5,070)	$281

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Aggressive Profile I Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$9.19		$8.18	$6.29	$11.48	$11.99	$11.77

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	(0.00	)(a)	0.06	0.06	0.07	0.13	0.25
Capital gain distributions received	–		0.06	0.02	0.31	0.83	0.98
Net realized and unrealized gain (loss)	0.48		1.15	1.98	(4.74)	(0.14)	0.52

Total Income (Loss) From Investment Operations	0.48		1.27	2.06	(4.36)	0.82	1.75

LESS DISTRIBUTIONS:
From net investment income	0.00	(b)	(0.06)	(0.06)	(0.07)	(0.13)	(0.25)
From net realized gains	–		(0.20)	(0.11)	(0.76)	(1.20)	(1.28)

Total Distributions	0.00		(0.26)	(0.17)	(0.83)	(1.33)	(1.53)

NET ASSET VALUE, END OF PERIOD	$9.67		$9.19	$8.18	$6.29	$11.48	$11.99

TOTAL RETURN(c)	5.25%	(d)	15.55%	33.01%	(40.04% )	7.12%	15.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$72,367		$68,514	$115,560	$84,904	$134,715	$116,965
Ratio of expenses to average net assets(e)	0.25%	(f)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.02%	(f)	0.57%	0.68%	0.79%	1.18%	2.25%
Portfolio turnover rate	25%	(d)	29%	23%	54%	11%	14%

(a)	Net investment income was less than $0.01 per share.
(b)	The distribution from net investment income was less than $0.01 per share.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Does not include expenses of the investment companies in which the portfolio invests.
(f)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Conservative Profile I Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$8.38		$9.39	$8.18	$10.11	$10.30	$10.20

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.06		0.20	0.25	0.37	0.31	0.32
Capital gain distributions received	–		0.03	0.02	0.15	0.22	0.28
Net realized and unrealized gain (loss)	0.20		0.57	1.37	(1.88)	0.01	0.20

Total Income (Loss) From Investment Operations	0.26		0.80	1.64	(1.36)	0.54	0.80

LESS DISTRIBUTIONS:
From net investment income	(0.06)		(0.20)	(0.26)	(0.36)	(0.31)	(0.33)
From net realized gains	–		(1.61)	(0.17)	(0.21)	(0.42)	(0.37)

Total Distributions	(0.06)		(1.81)	(0.43)	(0.57)	(0.73)	(0.70)

NET ASSET VALUE, END OF PERIOD	$8.58		$8.38	$9.39	$8.18	$10.11	$10.30

TOTAL RETURN(a)	3.12%	(b)	8.73%	20.39%	(13.77% )	5.56%	7.99%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$31,368		$28,098	$52,967	$48,158	$49,412	$43,135
Ratio of expenses to average net assets(c)	0.25%	(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.45%	(d)	2.00%	2.67%	4.03%	3.10%	3.18%
Portfolio turnover rate	17%	(b)	40%	33%	44%	21%	18%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Moderate Profile I Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$9.23		$9.17	$7.68	$10.88	$11.10	$10.94

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.04		0.12	0.13	0.25	0.25	0.30
Capital gain distributions received	–		0.05	0.03	0.27	0.50	0.62
Net realized and unrealized gain (loss)	0.33		0.87	1.69	(2.96)	0.02	0.35

Total Income (Loss) From Investment Operations	0.37		1.04	1.85	(2.44)	0.77	1.27

LESS DISTRIBUTIONS:
From net investment income	(0.04)		(0.12)	(0.14)	(0.25)	(0.24)	(0.30)
From net realized gains	–		(0.86)	(0.22)	(0.51)	(0.75)	(0.81)

Total Distributions	(0.04)		(0.98)	(0.36)	(0.76)	(0.99)	(1.11)

NET ASSET VALUE, END OF PERIOD	$9.56		$9.23	$9.17	$7.68	$10.88	$11.10

TOTAL RETURN(a)	3.97%	(b)	11.54%	24.43%	(23.29% )	7.13%	11.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$188,571		$182,012	$294,910	$240,361	$308,070	$271,459
Ratio of expenses to average net assets(c)	0.25%	(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.73%	(d)	1.21%	1.54%	2.63%	2.27%	2.76%
Portfolio turnover rate	21%	(b)	32%	26%	48%	14%	13%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Moderately Aggressive Profile I Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$9.15		$8.85	$7.14	$11.13	$11.47	$11.46

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.03		0.11	0.12	0.23	0.25	0.34
Capital gain distributions received	–		0.05	0.02	0.28	0.58	0.74
Net realized and unrealized gain (loss)	0.38		0.99	1.88	(3.74)	(0.03)	0.44

Total Income (Loss) From Investment Operations	0.41		1.15	2.02	(3.23)	0.80	1.52

LESS DISTRIBUTIONS:
From net investment income	(0.03)		(0.11)	(0.13)	(0.23)	(0.24)	(0.34)
From net realized gains	–		(0.74)	(0.18)	(0.53)	(0.90)	(1.17)

Total Distributions	(0.03)		(0.85)	(0.31)	(0.76)	(1.14)	(1.51)

NET ASSET VALUE, END OF PERIOD	$9.53		$9.15	$8.85	$7.14	$11.13	$11.47

TOTAL RETURN(a)	4.48%	(b)	13.16%	28.58%	(30.24% )	7.25%	13.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$144,636		$138,164	$275,109	$214,134	$297,817	$258,251
Ratio of expenses to average net assets(c)	0.25%	(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.59%	(d)	1.08%	1.47%	2.48%	2.20%	3.03%
Portfolio turnover rate	22%	(b)	27%	24%	52%	19%	17%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Financial Highlights

Selected data for a share of capital stock of the portfolio throughout the period indicated.

			Year ended December 31,
	Period Ended June 30, 2011 (Unaudited)		2010	2009	2008	2007	2006
Maxim Moderately Conservative Profile I Portfolio

NET ASSET VALUE, BEGINNING OF PERIOD	$8.62		$9.15	$7.83	$10.25	$10.47	$10.44

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.05		0.15	0.17	0.29	0.26	0.28
Capital gain distributions received	–		0.04	0.02	0.21	0.37	0.48
Net realized and unrealized gain (loss)	0.25		0.71	1.52	(2.30)	0.03	0.24

Total Income (Loss) From Investment Operations	0.30		0.90	1.71	(1.80)	0.66	1.00

LESS DISTRIBUTIONS:
From net investment income	(0.05)		(0.15)	(0.18)	(0.28)	(0.26)	(0.28)
From net realized gains	–		(1.28)	(0.21)	(0.34)	(0.62)	(0.69)

Total Distributions	(0.05)		(1.43)	(0.39)	(0.62)	(0.88)	(0.97)

NET ASSET VALUE, END OF PERIOD	$8.87		$8.62	$9.15	$7.83	$10.25	$10.47

TOTAL RETURN(a)	3.45%	(b)	10.04%	22.09%	(18.11% )	6.41%	9.90%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period ($000)	$46,519		$44,292	$70,893	$58,249	$68,748	$58,412
Ratio of expenses to average net assets(c)	0.25%	(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.04%	(d)	1.51%	1.96%	3.07%	2.57%	2.70%
Portfolio turnover rate	25%	(b)	43%	31%	48%	20%	16%

(a)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Not annualized for periods less than one full year.
(c)	Does not include expenses of the investment companies in which the portfolio invests.
(d)	Annualized

See notes to financial statements.

Semi-Annual Report - June 30, 2011

MAXIM SERIES FUND, INC.

Notes to Financial Statements

As of June 30, 2011 (Unaudited)

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty-two portfolios. The Board of Directors has approved a new share class for the Portfolios, Class L, which became effective with the SEC on July 19, 2011. This class of the Portfolio is not yet capitalized. Interests in the Maxim Aggressive Profile I, Maxim Conservative Profile I, Maxim Moderate Profile I, Maxim Moderately Aggressive Profile I and Maxim Moderately Conservative Profile I Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile I Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile I Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile I Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, and to qualified retirement plans and college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each Portfolio’s shares is determined by dividing the net assets attributable to each Portfolio by the number of issued and outstanding shares of each Portfolio on each business day.

Security Valuation

Investments in shares of the underlying mutual funds are valued at their net asset value as reported by the underlying mutual fund.

Semi-Annual Report - June 30, 2011

Investments in the Great-West Life & Annuity Contract (GWL&A Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the GWL&A Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%.

The Portfolios classify valuations into three levels based upon the transparency of inputs to the valuation of each Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

For these portfolios, Level 3 securities include investments in the GWL&A Contract, with the major consideration in the valuation being the financial strength and credit rating of GWL&A, and its ability to meet ongoing obligations to the policyholders.

As of June 30, 2011, the levels of each Portfolio’s investments were as follows:

Maxim Aggressive Profile I Portfolio

	000000000000	000000000000	000000000000	000000000000
Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$72,381,839	$0	$0	$72,381,839

Maxim Conservative Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$9,614,009	$—	$—	$9,614,009
Bond mutual funds	14,769,297	—	—	14,769,297
Fixed interest contract	—	—	6,991,550	6,991,550

Total	$24,383,306	$0	$6,991,550	$31,374,856

Maxim Moderate Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$114,139,579	$—	$—	$114,139,579
Bond mutual funds	44,705,187	—	—	44,705,187
Fixed interest contract	—	—	29,764,125	29,764,125

Total	$158,844,766	$0	$29,764,125	$188,608,891

Semi-Annual Report - June 30, 2011

Maxim Moderately Aggressive Profile I Portfolio

	000000000000	000000000000	000000000000	000000000000
Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$106,236,203	$—	$—	$106,236,203
Bond mutual funds	25,637,208	—	—	25,637,208
Fixed interest contract	—	—	12,791,636	12,791,636

Total	$131,873,411	$0	$12,791,636	$144,665,047

Maxim Moderately Conservative Profile I Portfolio

Description	Level 1	Level 2	Level 3	Total
Equity mutual funds	$21,271,666	$—	$—	$21,271,666
Bond mutual funds	15,167,342	—	—	15,167,342
Fixed interest contract	—	—	10,089,402	10,089,402

Total	$36,439,008	$0	$10,089,402	$46,528,410

The Portfolios recognize transfers between the levels as of the beginning of the period in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period.

The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2011:

Description	Maxim Conservative Profile I Portfolio	Maxim Moderate Profile I Portfolio	Maxim Moderately Aggressive Profile I Portfolio	Maxim Moderately Conservative Profile I Portfolio
Beginning Balance, January 1, 2011	$6,286,677	$28,906,851	$12,328,477	$9,679,937
Total realized gains (or losses)	23,144	147,243	36,754	74,274
Total unrealized gains (or losses)	31,756	50,355	75,252	(32,332)
Purchases	1,001,582	2,285,671	1,205,478	1,339,960
Sales	(351,609)	(1,625,995)	(854,325)	(972,437)
Transfers into Level 3(a)	—	—	—	—
Transfers (out of) Level 3(a)	—	—	—	—

Ending Balance, June 30, 2011	$6,991,550	$29,764,125	$12,791,636	$10,089,402

(a) Transfers into (out of) Level 3 are from (to) Level 2 and are due primarily to decreased (increased) observability of inputs in valuation methodologies.

Risk Factors

Investing in the Portfolios may involve certain risks including, but not limited to, those described below.

Semi-Annual Report - June 30, 2011

Investments in each Portfolio are subject to risks related to its allocation strategy. The success for each Portfolio will be impacted by the results of the underlying funds.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the underlying funds. These events may have adverse effects on the Portfolios such as a decline in the value and liquidity of many securities held by the Portfolios, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the underlying funds to be subject to larger short-term declines in value.

The Portfolio’s underlying funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Each Portfolio may invest in underlying funds that primarily invest in bonds. Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The underlying funds may be invested in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the GWL&A Contract is accrued daily.

Federal Income Taxes

Each of the Portfolios complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net

Semi-Annual Report - June 30, 2011

taxable income and net capital gains each year. The Portfolios are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The Portfolios are not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007, or state tax years before 2006.

Classification of Distributions to Shareholders

The character of distributions made during the period from net investment income or net realized gains is determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and adopted the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolios. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performed transfer agent servicing functions for the Portfolios until May 13, 2011 when the service was moved to an unaffiliated vendor.

The total compensation paid to the independent directors with respect to all sixty-two portfolios for which they serve as Directors was $205,500 for the period ended June 30, 2011. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

The Portfolios each may invest in a fixed interest contract issued by GWL&A. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of the investments in certain of the Portfolios and GWL&A being an affiliated entity the Portfolios are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policyholder obligations.

Semi-Annual Report - June 30, 2011

On March 5, 2003, the U.S. Securities and Exchange Commission (SEC) issued exemptive relief (the Exemptive Order) to GWL&A, MCM and the Fund permitting the affiliated applicants to purchase the GWL&A Contract.

Some of the terms and conditions under which the Exemptive Order was issued are set forth below. Any deviation from these terms and conditions would require the affiliated applicants to seek permission from the SEC to implement any such deviation.

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.5%.

The Fixed Contracts may be terminated by GWL&A or the Maxim Profile Portfolios with no more than 7 days prior written notice.

The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A or other comparable companies.

The Maxim Board of Directors must annually consider whether allocation by the Maxim Profile Portfolios to the GWLA Contract is in the best interest of the shareholders as compared to allocating such amounts to another available short duration/short term bond fund.

Each of the Portfolios may also invest in various funds affiliated with MCM & GWL&A. Below is a summary of the transactions for each underlying Investment during the period ended June 30, 2011, in which the issuer was an affiliate of a Portfolio, as defined in the 1940 Act.

Maxim Aggressive Profile I Portfolio
Affiliate	Shares/ Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011

Maxim American Century Growth Portfolio	590,343	$—	$6,033,957	$36,073	$27	$—	$6,163,180
Maxim Invesco ADR Portfolio	504,589	6,243,045	686,477	593,799	(66,835)	—	6,529,382
Maxim Janus Large Cap Growth Portfolio	525,331	11,561,030	1,103,409	5,658,235	708,297	—	6,188,405
Maxim Loomis Sayles Small Cap Value Portfolio	132,856	2,735,324	202,840	129,113	95,609	947	2,893,609
Maxim MFS International Growth Portfolio	554,886	6,192,849	473,429	566,944	(5,426)	—	6,519,911
Maxim MFS International Value Portfolio	769,048	6,204,124	373,372	293,997	213,654	—	6,498,452
Maxim MidCap Value Portfolio	626,486	6,268,629	341,164	485,358	18,340	16,484	6,603,164
Maxim Putnam Equity Income Portfolio	693,416	—	7,008,960	74,782	1,474	—	7,239,262
Maxim Small Cap Growth Portfolio	175,284	3,391,760	289,940	388,279	45,588	—	3,633,636
Maxim Small Cap Value Portfolio	249,120	2,732,406	242,922	109,352	110,708	225	2,887,296
Maxim T. Rowe Price Equity Income Portfolio	474,735	6,871,619	501,437	313,395	105,017	54,124	7,215,978
Maxim T. Rowe Price Mid Cap Growth Portfolio	172,109	3,169,486	177,224	97,757	98,626	—	3,378,498
Putnam Equity Income Fund	—	6,849,185	410,748	6,375,312	1,126,625	25,972	—
Putnam Multi-Cap Value Fund A	513,240	6,294,853	429,474	338,856	5,387	—	6,631,066

					$2,457,091	$97,752	$72,381,839

Semi-Annual Report - June 30, 2011

Maxim Conservative Profile I Portfolio
Affiliate	Shares/ Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011

Great-West Life & Annuity Contract	5,770,986	$6,286,677	$1,001,582	$351,609	$23,144	$—	$6,991,550
Maxim American Century Growth Portfolio	92,237	—	939,052	2,046	3	—	962,960
Maxim Federated Bond Portfolio	306,865	2,946,135	487,724	174,828	23,967	50,419	3,252,773
Maxim Invesco ADR Portfolio	57,854	665,875	134,637	42,830	23,444	—	748,630
Maxim Janus Large Cap Growth Portfolio	82,748	1,681,110	339,503	756,774	272,101	—	974,768
Maxim MFS International Growth Portfolio	64,006	663,361	122,007	47,955	31,303	—	752,072
Maxim MFS International Value Portfolio	88,014	661,727	105,909	42,314	28,566	—	743,714
Maxim MidCap Value Portfolio	85,536	797,919	132,602	51,891	41,399	2,205	901,544
Maxim Putnam Equity Income Portfolio	153,397	—	1,556,820	22,721	508	—	1,601,463
Maxim Putnam High Yield Bond Portfolio	231,320	1,124,811	816,747	57,158	13,806	49,728	1,876,006
Maxim Short Duration Bond Portfolio	194,007	1,817,079	305,960	114,701	9,324	25,505	2,015,735
Maxim T. Rowe Price Equity Income Portfolio	105,004	1,415,540	250,883	70,303	55,021	11,680	1,596,068
Maxim T. Rowe Price Mid Cap Growth Portfolio	21,805	374,690	66,222	31,690	8,705	—	428,023
Maxim Templeton Global Bond Portfolio	326,133	2,957,973	473,603	227,535	26,945	40,556	3,284,154
Maxim U.S. Government Mortgage Securities Portfolio	352,038	3,923,289	669,729	297,363	950	63,565	4,340,629
Putnam Equity Income Fund	—	1,410,940	212,962	1,402,433	269,338	5,469	—
Putnam High Yield Advantage Fund A	—	570,671	22,083	561,524	39,311	5,076	—
Putnam Multi-Cap Value Fund A	70,028	800,376	146,804	38,178	37,383	—	904,767

					$905,218	$254,203	$31,374,856

Semi-Annual Report - June 30, 2011

Maxim Moderate Profile I Portfolio
Affiliate	Shares/ Interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011

Great-West Life & Annuity Contract	24,567,994	$28,906,851	$2,285,671	$1,625,995	$147,243	$—	$29,764,125
Maxim American Century Growth Portfolio	1,095,931	—	11,176,673	42,170	620	—	11,441,521
Maxim Federated Bond Portfolio	1,224,501	12,700,042	1,108,165	843,729	61,489	205,982	12,979,715
Maxim Invesco ADR Portfolio	784,315	9,849,747	827,699	801,227	(65,989)	—	10,149,037
Maxim Janus Large Cap Growth Portfolio	978,489	21,740,517	1,775,134	8,003,393	3,823,021	—	11,526,600
Maxim Loomis Sayles Small Cap Value Portfolio	130,882	2,732,656	153,361	120,866	94,143	915	2,850,620
Maxim MFS International Growth Portfolio	863,416	9,788,851	616,729	863,886	43,164	—	10,145,134
Maxim MFS International Value Portfolio	1,195,713	9,788,306	431,643	456,834	325,759	—	10,103,773
Maxim MidCap Value Portfolio	583,102	5,925,210	270,023	247,646	271,521	15,007	6,145,893
Maxim Putnam Equity Income Portfolio	1,455,973	—	14,681,573	121,376	3,096	—	15,200,359
Maxim Putnam High Yield Bond Portfolio	693,061	3,636,644	2,194,254	147,748	89,249	149,845	5,620,724
Maxim Small Cap Growth Portfolio	277,830	5,421,492	491,383	588,607	180,195	—	5,759,423
Maxim Small Cap Value Portfolio	245,973	2,729,744	218,025	136,066	94,245	218	2,850,822
Maxim T. Rowe Price Equity Income Portfolio	996,730	14,645,129	841,458	586,131	322,262	110,834	15,150,302
Maxim T. Rowe Price Mid Cap Growth Portfolio	338,431	6,328,193	366,097	223,790	286,276	—	6,643,402
Maxim Templeton Global Bond Portfolio	1,302,196	12,751,322	858,630	737,318	204,139	163,637	13,113,114
Maxim U.S. Government Mortgage Securities Portfolio	1,053,661	12,684,239	1,172,495	962,899	45,294	194,819	12,991,634
Putnam Equity Income Fund	—	14,597,282	568,239	12,909,079	2,784,983	54,293	—
Putnam High Yield Advantage Fund A	—	1,844,809	30,898	1,701,065	200,872	16,242	—
Putnam Multi-Cap Value Fund A	477,763	5,943,520	383,263	168,702	227,791	—	6,172,693

					$9,139,373	$911,792	$188,608,891

Semi-Annual Report - June 30, 2011

Maxim Moderately Aggressive Profile I Portfolio
Affiliate	Shares/ interest Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011

Great-West Life & Annuity Contract	10,558,510	$12,328,477	$1,205,478	$854,325	$36,754	$—	$12,791,636
Maxim American Century Growth Portfolio	907,898	—	9,260,369	36,190	(68)	—	9,478,452
Maxim Federated Bond Portfolio	668,793	6,878,009	732,406	529,021	34,210	113,268	7,089,203
Maxim Invesco ADR Portfolio	713,309	8,869,102	890,876	739,056	(25,576)	—	9,230,223
Maxim Janus Large Cap Growth Portfolio	812,605	17,857,153	1,618,261	7,417,821	2,330,078	—	9,572,484
Maxim Loomis Sayles Small Cap Value Portfolio	166,859	3,453,116	213,135	127,707	130,885	1,181	3,634,192
Maxim MFS International Growth Portfolio	783,915	8,811,705	624,590	757,495	53,651	—	9,211,003
Maxim MFS International Value Portfolio	1,086,713	8,813,823	462,401	405,849	291,898	—	9,182,721
Maxim MidCap Value Portfolio	868,817	8,749,896	396,626	325,740	355,341	22,660	9,157,335
Maxim Putnam Equity Income Portfolio	1,183,412	—	11,987,460	153,325	3,090	—	12,354,821
Maxim Putnam High Yield Bond Portfolio	529,692	2,757,296	1,758,637	195,611	42,832	115,910	4,295,798
Maxim Small Cap Growth Portfolio	212,996	4,110,541	357,589	285,596	232,755	—	4,415,416
Maxim Small Cap Value Portfolio	313,297	3,449,428	289,311	156,995	117,723	281	3,631,111
Maxim T. Rowe Price Equity Income Portfolio	809,902	11,797,778	755,831	430,822	265,393	91,460	12,310,512
Maxim T. Rowe Price Mid Cap Growth Portfolio	247,293	4,578,661	238,311	128,883	163,789	—	4,854,352
Maxim Templeton Global Bond Portfolio	711,145	6,905,744	588,863	450,223	126,543	90,243	7,161,233
Maxim U.S. Government Mortgage Securities Portfolio	575,099	6,869,443	765,586	619,449	3,654	107,122	7,090,974
Putnam Equity Income Fund	—	11,759,261	582,977	10,840,459	1,919,421	44,241	—
Putnam High Yield Advantage Fund A	—	1,398,602	26,160	1,324,901	119,759	12,362	—
Putnam Multi-Cap Value Fund A	712,351	8,776,935	536,966	198,024	265,494	—	9,203,581

					$6,467,626	$598,728	$144,665,047

Semi-Annual Report - June 30, 2011

Maxim Moderately Conservative Profile I Portfolio
Affiliate	Shares Held	Market Value 12/31/2010	Purchase Cost	Sales Cost	Realized Gain/(Loss)	Dividends Received	Market Value 6/30/2011

Great-West Life & Annuity Contract	8,328,025	$9,679,937	$1,339,960	$972,437	$74,274	$—	$10,089,402
Maxim American Century Growth Portfolio	226,223	—	2,342,254	44,281	(93)	—	2,361,769
Maxim Federated Bond Portfolio	388,338	3,976,644	566,805	402,739	47,242	65,553	4,116,386
Maxim Invesco ADR Portfolio	135,083	1,651,627	271,165	132,112	78,983	—	1,747,973
Maxim Janus Large Cap Growth Portfolio	202,753	4,412,091	706,417	2,241,949	453,686	—	2,388,425
Maxim Loomis Sayles Small Cap Value Portfolio	32,425	665,477	86,599	63,624	26,499	228	706,226
Maxim MFS International Growth Portfolio	148,137	1,638,368	243,853	141,889	109,850	—	1,740,613
Maxim MFS International Value Portfolio	204,707	1,636,880	200,155	137,408	82,820	—	1,729,778
Maxim MidCap Value Portfolio	141,403	1,407,439	171,086	97,794	102,635	3,655	1,490,389
Maxim Putnam Equity Income Portfolio	293,807	—	3,025,247	86,954	1,673	—	3,067,344
Maxim Putnam High Yield Bond Portfolio	284,978	1,474,609	1,018,420	154,892	35,959	62,311	2,311,175
Maxim Small Cap Value Portfolio	60,679	664,764	103,880	71,809	26,619	54	703,275
Maxim T. Rowe Price Equity Income Portfolio	201,334	2,897,785	400,241	230,898	120,266	22,510	3,060,275
Maxim T. Rowe Price Mid Cap Growth Portfolio	39,850	730,929	99,486	60,668	40,835	—	782,246
Maxim Templeton Global Bond Portfolio	413,870	3,992,661	517,869	407,254	75,485	52,200	4,167,665
Maxim U.S. Government Mortgage Securities Portfolio	370,812	4,412,986	653,345	540,436	3,048	68,886	4,572,116
Putnam Equity Income Fund	—	2,888,325	301,874	2,864,989	42,8072	10,863	—
Putnam High Yield Advantage Fund A	—	750,292	19,307	723,717	56,414	6,574	—
Putnam Multi-Cap Value Fund A	115,585	1,411,790	200,920	83,238	94,385	—	1,493,353

					$1,858,652	$292,834	$46,528,410

3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the period ended June 30, 2011, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales
Maxim Aggressive Profile I Portfolio	$18,275,353	$17,918,344
Maxim Conservative Profile I Portfolio	7,784,829	5,199,072
Maxim Moderate Profile I Portfolio	40,451,413	40,427,898
Maxim Moderately Aggressive Profile I Portfolio	33,291,833	32,445,119
Maxim Moderately Conservative Profile I Portfolio	12,268,883	11,317,739

Semi-Annual Report - June 30, 2011

4. UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2011 were as follows:

	Cost For Income Tax Purposes	Gross Appreciation	Gross Depreciation	Net Unrealized Depreciation
Maxim Aggressive Profile I Portfolio	$95,901,179	$1,037,096	$(24,556,436)	$(23,519,340)
Maxim Conservative Profile I Portfolio	36,795,007	435,916	(5,856,067)	(5,420,151)
Maxim Moderate Profile I Portfolio	227,870,696	3,457,944	(42,719,749)	(39,261,805)
Maxim Moderately Aggressive Profile I Portfolio	192,710,051	1,157,747	(49,202,751)	(48,045,004)
Maxim Moderately Conservative Profile I Portfolio	56,677,536	574,860	(10,723,986)	(10,149,126)

5. DISTRIBUTIONS TO SHAREHOLDERS

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

Semi-Annual Report - June 30, 2011

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the “Board”) of Maxim Series Fund, Inc. (the “Fund”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 21, 2011 (the “Meeting”), approved the continuation of (i) with respect to each of the Fund’s Portfolios, the investment advisory agreement (the “Advisory Agreement”) between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (“MCM”), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the “Sub-Advisory Agreements”) between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Advisers, Inc.	Maxim Invesco ADR Portfolio

Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Templeton Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500® Index Portfolio Maxim International Index Portfolio Maxim S&P MidCap 400® Index Portfolio

Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval with respect to Sub-Advisers that are not affiliates of MCM. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2011, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Fund’s “Index Portfolios” (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, Maxim S&P 500® Index Portfolio, Maxim International Index Portfolio, and Maxim S&P MidCap 400® Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2010, calendar year returns for the five-year period ended December 31, 2010, and risk-adjusted performance measures. In addition, except for the Index Portfolios and the Fund’s “Asset Allocation Portfolios” (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios’ Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio’s “peer” group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio’s Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter’s performance is, in turn, based on a composite of the Portfolio’s 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio’s long-term rolling analysis. In this regard, the Board noted that the Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance. It was noted that the Portfolios’ underperformance largely stemmed from previous Sub-Advisers, and that each current Sub-Adviser’s similarly managed retail fund met the Portfolio quantitative benchmark for long-term performance.

With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio’s previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio’s competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio. Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio’s previous Sub-Adviser in August 2009. While noting that the Portfolio underperformed its benchmark in 2010 by a relatively small amount, the Board concluded that it was generally satisfied with the management of the Portfolio. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio’s performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio. The Board also took into consideration its discussion with management regarding monitoring the Portfolio’s performance, and concluded that the Portfolio’s performance was being addressed. As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed, to the extent available, the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios. With regard to the Maxim International Index Portfolio and Maxim S&P MidCap 400® Index Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had commenced operations in January 2011.

The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds. Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios. With respect to the Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundationSM Lifetime Portfolios, and Maxim SecureFoundationSM Balanced Portfolio, the Board noted the Portfolios’ short track record, and that it was generally satisfied with the management of these Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio’s Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio’s total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although many of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, and Maxim Templeton Global Bond Portfolio. The Board further noted that the Portfolios’ expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Templeton Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category. Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the higher costs and greater administrative and regulatory complexities and risk associated with managing those Maxim accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios’ total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Stock Index Portfolio, Maxim Bond Index Portfolio and Maxim S&P 500® Index Portfolio. With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were generally the result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios’ management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range. The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher than the expense ratios of similar funds. With regard to the Maxim SecureFoundationSM Lifetime Portfolios and Maxim SecureFoundationSM Balanced Portfolio, the Board noted that no comparative fund expense or fee information was provided due to the lack of comparable funds in the industry.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent available, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if available, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio’s brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser. The Board took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and the benefits derived or to be derived by GWL&A from such investments. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	August 24, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	August 24, 2011